OSI ETF Trust

O’Shares U.S. Quality Dividend ETF

Schedule of Investments

March 31, 2022 (unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
COMMON STOCKS - 99.9%

Aerospace & Defense - 5.1%
General Dynamics Corp.	11,491	$2,771,399
L3Harris Technologies, Inc.	11,968	2,973,689
Lockheed Martin Corp.	60,692	26,789,449
Northrop Grumman Corp.	21,272	9,513,264
		42,047,801
Air Freight & Logistics - 1.7%
Expeditors International of Washington, Inc.	22,012	2,270,758
United Parcel Service, Inc., Class B	54,158	11,614,725
		13,885,483
Banks - 0.3%
JPMorgan Chase & Co.	16,902	2,304,081

Beverages - 3.4%
Coca-Cola Co. (The)	238,315	14,775,530
PepsiCo, Inc.	80,731	13,512,755
		28,288,285
Biotechnology - 3.8%
AbbVie, Inc.	53,323	8,644,192
Amgen, Inc.	63,614	15,383,137
Gilead Sciences, Inc.	122,288	7,270,022
		31,297,351
Building Products - 0.2%
Trane Technologies plc	13,244	2,022,359

Capital Markets - 4.6%
BlackRock, Inc.	2,005	1,532,161
Blackstone, Inc.	110,028	13,966,954
Moody’s Corp.	8,277	2,792,743
MSCI, Inc.	2,466	1,240,102
S&P Global, Inc.	25,120	10,303,722
T. Rowe Price Group, Inc.	54,266	8,204,476
		38,040,158
Commercial Services & Supplies - 0.9%
Cintas Corp.	9,474	4,030,145
Waste Management, Inc.	21,414	3,394,119
		7,424,264
Communications Equipment - 2.4%
Cisco Systems, Inc.	338,296	18,863,385
Motorola Solutions, Inc.	5,415	1,311,513
		20,174,898
Diversified Telecommunication Services - 4.2%
Verizon Communications, Inc.	684,434	34,865,068

Electrical Equipment - 0.5%
Emerson Electric Co.	22,268	2,183,377
Rockwell Automation, Inc.	6,482	1,815,155
		3,998,532

Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp., Class A	14,134	$1,064,997
TE Connectivity Ltd.	6,532	855,561
		1,920,558
Entertainment - 0.4%
Activision Blizzard, Inc.	42,219	3,382,164

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	17,299	9,961,629
Walmart, Inc.	38,025	5,662,683
		15,624,312
Food Products - 1.6%
Archer-Daniels-Midland Co.	14,056	1,268,695
General Mills, Inc.	30,734	2,081,307
Hershey Co. (The)	14,434	3,126,837
Hormel Foods Corp.	39,549	2,038,355
Mondelez International, Inc., Class A	79,782	5,008,714
		13,523,908
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	136,724	16,182,653
Baxter International, Inc.	15,572	1,207,453
Becton Dickinson and Co.	4,788	1,273,608
Medtronic plc	44,098	4,892,673
Stryker Corp.	4,818	1,288,092
		24,844,479
Health Care Providers & Services - 2.8%
Quest Diagnostics, Inc.	15,650	2,141,859
UnitedHealth Group, Inc.	41,645	21,237,701
		23,379,560
Health Care Technology - 0.3%
Cerner Corp.	23,028	2,154,500

Hotels, Restaurants & Leisure - 4.4%
McDonald’s Corp.	97,137	24,020,037
Starbucks Corp.	97,322	8,853,382
Yum! Brands, Inc.	26,186	3,103,827
		35,977,246
Household Durables - 0.3%
Garmin Ltd.	19,927	2,363,541

Household Products - 6.6%
Church & Dwight Co., Inc.	17,189	1,708,243
Clorox Co. (The)	12,153	1,689,631
Colgate-Palmolive Co.	97,874	7,421,785
Kimberly-Clark Corp.	29,019	3,573,980
Procter & Gamble Co. (The)	265,667	40,593,918
		54,987,557
Industrial Conglomerates - 3.0%
3M Co.	99,527	14,817,579
Honeywell International, Inc.	51,829	10,084,887
		24,902,466

OSI ETF Trust

O’Shares U.S. Quality Dividend ETF

Schedule of Investments (continued)

March 31, 2022 (unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Insurance - 2.0%
Allstate Corp. (The)	41,109	$5,694,007
Aon plc, Class A	7,145	2,326,626
Chubb Ltd.	14,934	3,194,383
Marsh & McLennan Cos., Inc.	29,111	4,961,097
		16,176,113
Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	24,376	1,395,770

IT Services - 4.3%
Accenture plc, Class A	37,387	12,608,018
Automatic Data Processing, Inc.	9,304	2,117,032
Broadridge Financial Solutions, Inc.	3,437	535,175
Cognizant Technology Solutions Corp., Class A	17,426	1,562,590
International Business Machines Corp.	8,793	1,143,266
Mastercard, Inc., Class A	10,801	3,860,061
Paychex, Inc.	16,508	2,252,847
Visa, Inc., Class A	52,235	11,584,156
		35,663,145
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	7,024	929,486
Thermo Fisher Scientific, Inc.	3,239	1,913,115
		2,842,601
Machinery - 1.8%
Cummins, Inc.	10,198	2,091,712
Illinois Tool Works, Inc.	59,347	12,427,262
		14,518,974
Media - 2.3%
Comcast Corp., Class A	414,970	19,428,895

Multiline Retail - 1.0%
Dollar General Corp.	14,142	3,148,433
Target Corp.	23,184	4,920,109
		8,068,542
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	8,619	2,347,126

Pharmaceuticals - 13.2%
Eli Lilly & Co.	63,237	18,109,180
Johnson & Johnson	246,440	43,676,561
Merck & Co., Inc.	173,611	14,244,782
Pfizer, Inc.	593,080	30,703,752
Zoetis, Inc.	12,546	2,366,050
		109,100,325
Road & Rail - 2.2%
CSX Corp.	65,404	2,449,380
Norfolk Southern Corp.	10,445	2,979,123
Union Pacific Corp.	45,558	12,446,901
		17,875,404

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	9,004	$1,487,281
Broadcom, Inc.	2,125	1,338,070
Intel Corp.	94,885	4,702,500
QUALCOMM, Inc.	5,795	885,592
Texas Instruments, Inc.	97,692	17,924,528
		26,337,971
Software - 5.7%
Intuit, Inc.	1,897	912,154
Microsoft Corp.	126,394	38,968,534
Oracle Corp.	85,852	7,102,536
		46,983,224
Specialty Retail - 4.8%
Home Depot, Inc. (The)	102,397	30,650,494
Lowe’s Cos., Inc.	30,951	6,257,983
TJX Cos., Inc. (The)	46,938	2,843,504
		39,751,981
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	184,358	32,190,750

Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc., Class B	42,100	5,664,976

Tobacco - 1.9%
Altria Group, Inc.	107,995	5,642,739
Philip Morris International, Inc.	108,757	10,216,632
		15,859,371
Trading Companies & Distributors - 0.5%
Fastenal Co.	73,231	4,349,921

TOTAL COMMON STOCKS (COST $706,097,830)		825,963,660
Total Investments - 99.9% (Cost $706,097,830)		825,963,660
Other assets less liabilities - 0.1%		1,024,564
Net Assets - 100.0%		$826,988,224

OSI ETF Trust

O’Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments

March 31, 2022 (unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Auto Components - 3.6%
BorgWarner, Inc.	40,847	$1,588,948
Gentex Corp.	107,262	3,128,833
Lear Corp.	3,320	473,399
Standard Motor Products, Inc.	15,650	675,141
		5,866,321
Building Products - 2.2%
A O Smith Corp.	47,150	3,012,414
Simpson Manufacturing Co., Inc.	5,106	556,758
		3,569,172
Capital Markets - 13.8%
Artisan Partners Asset Management, Inc., Class A	31,269	1,230,435
Carlyle Group, Inc. (The)	68,149	3,333,168
Cboe Global Markets, Inc.	26,930	3,081,331
Cohen & Steers, Inc.	10,725	921,170
Evercore, Inc., Class A	10,830	1,205,596
Hamilton Lane, Inc., Class A	9,604	742,293
Houlihan Lokey, Inc.	37,161	3,262,736
Lazard Ltd., Class A	47,260	1,630,470
LPL Financial Holdings, Inc.	3,560	650,341
Moelis & Co., Class A	36,514	1,714,332
Morningstar, Inc.	4,502	1,229,811
SEI Investments Co.	55,659	3,351,228
		22,352,911
Commercial Services & Supplies - 1.3%
Brady Corp., Class A	23,646	1,094,101
Ennis, Inc.	20,943	386,817
Healthcare Services Group, Inc.	14,167	263,081
UniFirst Corp.	1,965	362,110
		2,106,109
Communications Equipment - 2.7%
Juniper Networks, Inc.	118,883	4,417,692

Construction & Engineering - 0.5%
MDU Resources Group, Inc.	30,620	816,023

Consumer Finance - 0.3%
OneMain Holdings, Inc.	8,543	405,024

Diversified Consumer Services - 3.9%
Graham Holdings Co., Class B	1,365	834,656
H&R Block, Inc.	73,521	1,914,487
Service Corp. International	53,583	3,526,833
		6,275,976
Electric Utilities - 2.9%
ALLETE, Inc.	5,118	342,804
Hawaiian Electric Industries, Inc.	8,494	359,381
IDACORP, Inc.	6,636	765,529

Investments	Shares	Value ($)
MGE Energy, Inc.	5,004	$399,269
NRG Energy, Inc.	9,523	365,302
OGE Energy Corp.	20,575	839,049
Otter Tail Corp.	5,808	363,000
Pinnacle West Capital Corp.	11,926	931,421
PNM Resources, Inc.	5,393	257,084
		4,622,839
Electronic Equipment, Instruments & Components - 2.3%
Avnet, Inc.	25,067	1,017,470
Littelfuse, Inc.	3,532	880,916
National Instruments Corp.	29,375	1,192,331
Vishay Intertechnology, Inc.	33,017	647,133
		3,737,850
Food & Staples Retailing - 0.7%
Casey’s General Stores, Inc.	3,737	740,561
Weis Markets, Inc.	6,265	447,447
		1,188,008
Food Products - 7.4%
Bunge Ltd.	38,933	4,314,166
Flowers Foods, Inc.	88,491	2,275,104
Ingredion, Inc.	20,384	1,776,466
J & J Snack Foods Corp.	2,460	381,546
Lamb Weston Holdings, Inc.	16,028	960,237
Lancaster Colony Corp.	11,369	1,695,686
Tootsie Roll Industries, Inc.	15,052	526,218
		11,929,423
Gas Utilities - 2.5%
National Fuel Gas Co.	9,477	651,070
New Jersey Resources Corp.	7,456	341,932
ONE Gas, Inc.	5,115	451,347
Southwest Gas Holdings, Inc.	4,586	359,038
Spire, Inc.	5,705	409,391
UGI Corp.	49,571	1,795,462
		4,008,240
Health Care Providers & Services - 6.2%
Chemed Corp.	3,226	1,634,130
Encompass Health Corp.	41,910	2,980,220
National HealthCare Corp.	34,445	2,419,072
Premier, Inc., Class A	86,260	3,069,994
		10,103,416
Household Durables - 1.9%
Leggett & Platt, Inc.	31,355	1,091,154
MDC Holdings, Inc.	10,258	388,163
Whirlpool Corp.	8,987	1,552,774
		3,032,091
Household Products - 0.9%
Reynolds Consumer Products, Inc.	28,173	826,596
WD-40 Co.	3,391	621,333
		1,447,929

OSI ETF Trust

O’Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments (continued)

March 31, 2022 (unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Insurance - 7.7%
Erie Indemnity Co., Class A	19,025	$3,350,873
Mercury General Corp.	26,385	1,451,175
Old Republic International Corp.	132,050	3,416,134
RLI Corp.	14,325	1,584,775
Safety Insurance Group, Inc.	19,284	1,751,951
Stewart Information Services Corp.	15,209	921,817
		12,476,725
IT Services - 9.8%
Amdocs Ltd.	43,070	3,540,785
CSG Systems International, Inc.	15,931	1,012,733
Genpact Ltd.	35,553	1,546,911
Jack Henry & Associates, Inc.	19,557	3,853,707
Maximus, Inc.	39,765	2,980,387
Western Union Co. (The)	157,191	2,945,759
		15,880,282
Leisure Products - 1.1%
Acushnet Holdings Corp.	11,549	464,963
Polaris, Inc.	5,212	548,928
Sturm Ruger & Co., Inc.	10,983	764,636
		1,778,527
Life Sciences Tools & Services - 0.6%
Bio-Techne Corp.	2,220	961,349

Machinery - 9.6%
Donaldson Co., Inc.	38,367	1,992,398
Franklin Electric Co., Inc.	8,132	675,281
Graco, Inc.	43,352	3,022,502
ITT, Inc.	6,610	497,138
Lincoln Electric Holdings, Inc.	21,726	2,994,060
Oshkosh Corp.	5,941	597,962
Snap-on, Inc.	15,198	3,122,885
Toro Co. (The)	31,314	2,677,034
		15,579,260
Media - 4.1%
Cable One, Inc.	496	726,263
Interpublic Group of Cos., Inc. (The)	90,939	3,223,788
John Wiley & Sons, Inc., Class A	18,502	981,161
New York Times Co. (The), Class A	10,517	482,099
News Corp., Class A	56,434	1,250,013
		6,663,324
Multi-Utilities - 0.4%
Black Hills Corp.	4,224	325,332
NorthWestern Corp.	4,787	289,566
		614,898
Professional Services - 2.9%
Exponent, Inc.	9,816	1,060,619
Robert Half International, Inc.	31,352	3,579,771
		4,640,390

Investments	Shares	Value ($)
Road & Rail - 1.5%
Landstar System, Inc.	6,519	$983,261
Schneider National, Inc., Class B	36,333	926,491
Werner Enterprises, Inc.	12,456	510,696
		2,420,448
Semiconductors & Semiconductor Equipment - 1.4%
Monolithic Power Systems, Inc.	3,663	1,779,046
Power Integrations, Inc.	5,306	491,760
		2,270,806
Software - 3.1%
CDK Global, Inc.	33,975	1,653,903
Dolby Laboratories, Inc., Class A	35,372	2,766,798
Progress Software Corp.	12,717	598,843
		5,019,544
Specialty Retail - 0.4%
Murphy USA, Inc.	3,288	657,468

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	6,736	619,644
Columbia Sportswear Co.	5,930	536,843
		1,156,487
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp.	31,836	431,378

Tobacco - 0.3%
Vector Group Ltd.	33,043	397,838

Trading Companies & Distributors - 2.2%
Watsco, Inc.	11,845	3,608,461

Water Utilities - 0.6%
American States Water Co.	4,225	376,109
Essential Utilities, Inc.	12,284	628,081
		1,004,190
TOTAL COMMON STOCKS (COST $145,527,502)		161,440,399
Total Investments - 99.8% (Cost $145,527,502)		161,440,399
Other assets less liabilities - 0.2%		374,389
Net Assets - 100.0%		$161,814,788

OSI ETF Trust

O’Shares Global Internet Giants ETF

Schedule of Investments

March 31, 2022 (unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
COMMON STOCKS - 100.0%

Entertainment - 11.3%
Activision Blizzard, Inc.	10,599	$849,086
Bilibili, Inc., ADR*	162,788	4,164,117
CTS Eventim AG & Co. KGaA*	61,216	4,224,305
Electronic Arts, Inc.	9,881	1,250,045
Live Nation Entertainment, Inc.*	37,517	4,413,500
NetEase, Inc.	81,568	1,497,750
Netflix, Inc.*	5,777	2,164,006
Nexon Co. Ltd.	56,100	1,355,182
ROBLOX Corp., Class A*	83,753	3,872,739
Roku, Inc.*	27,390	3,431,145
Sea Ltd., ADR*	50,766	6,081,259
Spotify Technology SA*	10,186	1,538,290
Take-Two Interactive Software, Inc.*	11,896	1,828,891
		36,670,315
Interactive Media & Services - 17.0%
Adevinta ASA*	312,555	2,890,347
Alphabet, Inc., Class A*	6,711	18,665,640
Baidu, Inc., ADR*	3,515	465,035
IAC/InterActiveCorp*	22,078	2,213,982
Kuaishou Technology*	322,100	3,051,794
Match Group, Inc.*	16,130	1,753,976
Meta Platforms, Inc., Class A*	29,076	6,465,339
Pinterest, Inc., Class A*	83,158	2,046,518
Snap, Inc., Class A*	137,300	4,941,427
Tencent Holdings Ltd.	135,817	6,489,609
Twitter, Inc.*	50,226	1,943,244
Z Holdings Corp.	194,777	860,790
ZoomInfo Technologies, Inc., Class A*	57,769	3,451,120
		55,238,821
Internet & Direct Marketing Retail - 17.7%
Alibaba Group Holding Ltd., ADR*	35,933	3,909,510
Amazon.com, Inc.*	5,412	17,642,849
Chewy, Inc., Class A*	40,959	1,670,308
Delivery Hero SE*	85,791	3,804,851
DoorDash, Inc., Class A*	22,664	2,655,994
Etsy, Inc.*	11,911	1,480,299
Global-e Online Ltd.*	117,714	3,976,379
JD.com, Inc., Class A*	114,046	3,407,662
Just Eat Takeaway.com NV*	116,304	3,979,871
Meituan, Class B*	309,766	6,154,658
MercadoLibre, Inc.*	3,815	4,537,866
Pinduoduo, Inc., ADR*	101,779	4,082,356
		57,302,603
IT Services - 9.6%
Cloudflare, Inc., Class A*	37,783	4,522,625
DigitalOcean Holdings, Inc.*	49,852	2,883,938
MongoDB, Inc.*	10,486	4,651,485

Investments	Shares	Value ($)
Okta, Inc.*	22,616	$3,414,111
Shopify, Inc., Class A*	7,235	4,890,571
Snowflake, Inc., Class A*	27,478	6,296,034
Twilio, Inc., Class A*	21,709	3,577,860
VeriSign, Inc.*	3,664	815,094
		31,051,718
Software - 44.4%
Adobe, Inc.*	6,541	2,980,211
AppLovin Corp., Class A*	50,311	2,770,627
Asana, Inc., Class A*	82,828	3,310,635
Atlassian Corp. plc, Class A*	11,075	3,254,167
Bill.com Holdings, Inc.*	19,610	4,447,352
Confluent, Inc., Class A*	90,615	3,715,215
Coupa Software, Inc.*	16,226	1,649,048
Crowdstrike Holdings, Inc., Class A*	22,300	5,063,884
Datadog, Inc., Class A*	31,487	4,769,336
Digital Turbine, Inc.*	84,635	3,707,859
DocuSign, Inc.*	29,305	3,139,152
Dynatrace, Inc.*	48,311	2,275,448
Elastic NV*	29,632	2,635,766
Fortinet, Inc.*	8,530	2,915,042
Gitlab, Inc., Class A*	81,701	4,448,620
HubSpot, Inc.*	6,067	2,881,461
Intuit, Inc.	4,874	2,343,614
ironSource Ltd., Class A*	648,378	3,112,214
Kingdee International Software Group Co. Ltd.*	1,296,215	2,883,273
Microsoft Corp.	62,236	19,187,981
Monday.com Ltd.*	26,501	4,189,013
Oracle Corp.	17,536	1,450,753
Palantir Technologies, Inc., Class A*	226,118	3,104,600
Palo Alto Networks, Inc.*	4,256	2,649,403
Paycom Software, Inc.*	6,490	2,248,006
Paylocity Holding Corp.*	9,339	1,921,686
Qualtrics International, Inc., Class A*	75,538	2,156,610
RingCentral, Inc., Class A*	18,025	2,112,710
salesforce.com, Inc.*	20,580	4,369,546
SAP SE	9,696	1,090,908
SentinelOne, Inc., Class A*	111,171	4,306,765
ServiceNow, Inc.*	6,674	3,716,684
Sinch AB*	356,722	2,467,359
Smartsheet, Inc., Class A*	60,702	3,325,256
Splunk, Inc.*	13,289	1,974,878
Trade Desk, Inc. (The), Class A*	43,621	3,020,754
UiPath, Inc., Class A*	113,220	2,444,420
Unity Software, Inc.*	34,942	3,466,596
VMware, Inc., Class A	7,161	815,423
Workday, Inc., Class A*	8,490	2,033,015
Xero Ltd.*	29,926	2,309,094
Zendesk, Inc.*	17,824	2,144,049

OSI ETF Trust

O’Shares Global Internet Giants ETF

Schedule of Investments (continued)

March 31, 2022 (unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Zoom Video Communications, Inc., Class A*	11,944	$1,400,195
Zscaler, Inc.*	16,450	3,969,056
		144,177,684
TOTAL COMMON STOCKS (COST $375,568,534)		324,441,141
Total Investments - 100.0% (Cost $375,568,534)		324,441,141
Other assets less liabilities - 0.0%(1)		16,160
Net Assets - 100.0%		$324,457,301

*Non-income producing security.

(1)Represents less than 0.05% of net assets.

Abbreviations
ADRAmerican Depositary Receipt

O’Shares Global Internet Giants ETF invested, as a percentage of net assets, in the following countries as of March 31, 2022:

Brazil	1.4%
Canada	1.5%
China	11.1%
France	0.9%
Germany	1.6%
Israel	2.2%
Japan	0.7%
New Zealand	0.7%
Saudi Arabia	1.2%
Sweden	0.8%
Taiwan	1.9%
United Kingdom	1.2%
United States	74.8%
Other(1)	0.0%	(2)
	100.0%

(1)Includes cash and net other assets (liabilities).

(2)Represents less than 0.05% of net assets.

OSI ETF Trust

O’Shares Europe Quality Dividend ETF

Schedule of Investments

March 31, 2022 (unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%

Air Freight & Logistics - 2.0%
Deutsche Post AG (Registered)	23,774	$1,151,991

Auto Components - 1.4%
Cie Generale des Etablissements Michelin SCA	5,801	793,579

Beverages - 3.4%
Carlsberg A/S, Class B	5,410	671,663
Diageo plc	24,900	1,266,632
		1,938,295
Building Products - 2.7%
Assa Abloy AB, Class B	29,841	816,197
Geberit AG (Registered)	1,141	709,460
		1,525,657
Capital Markets - 2.8%
3i Group plc	50,163	917,064
Partners Group Holding AG	574	719,488
		1,636,552
Diversified Financial Services - 2.8%
Industrivarden AB, Class C	26,542	751,597
Investor AB, Class B	38,467	850,910
		1,602,507
Diversified Telecommunication Services - 1.6%
Swisscom AG (Registered)	1,541	929,372

Electric Utilities - 3.1%
Iberdrola SA	89,715	990,228
Orsted A/S*	6,345	805,967
		1,796,195
Electrical Equipment - 5.0%
ABB Ltd. (Registered)	29,169	956,293
Legrand SA	8,327	800,314
Schneider Electric SE	6,641	1,124,327
		2,880,934
Electronic Equipment, Instruments & Components - 1.4%
Hexagon AB, Class B	56,362	802,847

Food Products - 7.1%
Danone SA	14,287	795,299
Nestle SA (Registered)	25,020	3,268,029
		4,063,328
Health Care Equipment & Supplies - 2.9%
Coloplast A/S, Class B	5,271	807,757
Siemens Healthineers AG	13,511	845,457
		1,653,214
Household Products - 2.4%
Essity AB, Class B	29,009	691,654
Henkel AG & Co. KGaA	10,394	693,315
		1,384,969

Investments	Shares	Value ($)
Industrial Conglomerates - 1.9%
Siemens AG (Registered)	7,646	$1,069,030

Insurance - 1.1%
Admiral Group plc	18,431	621,968

Machinery - 4.3%
Atlas Copco AB, Class A	15,566	821,276
Kone OYJ, Class B	18,748	992,726
Schindler Holding AG	3,082	666,469
		2,480,471
Marine - 1.2%
Kuehne + Nagel International AG (Registered)	2,451	700,742

Personal Products - 5.7%
L’Oreal SA	4,026	1,629,877
Unilever plc	36,814	1,674,678
		3,304,555
Pharmaceuticals - 22.9%
AstraZeneca plc	12,833	1,711,960
GlaxoSmithKline plc	59,984	1,300,925
Merck KGaA	4,964	1,048,578
Novartis AG (Registered)	19,237	1,698,458
Novo Nordisk A/S, Class B	24,460	2,740,035
Roche Holding AG	8,429	3,356,487
Sanofi	12,618	1,298,787
		13,155,230
Professional Services - 5.7%
RELX plc	34,837	1,093,038
SGS SA (Registered)	299	836,973
Wolters Kluwer NV	12,580	1,351,843
		3,281,854
Semiconductors & Semiconductor Equipment - 2.5%
ASML Holding NV	2,149	1,458,562

Software - 2.9%
SAP SE	14,607	1,643,450

Specialty Retail - 1.1%
Industria de Diseno Textil SA	28,211	620,874

Textiles, Apparel & Luxury Goods - 8.6%
EssilorLuxottica SA	5,246	970,687
Hermes International	678	974,278
Kering SA	1,282	821,188
LVMH Moet Hennessy Louis Vuitton SE	3,031	2,190,064
		4,956,217

OSI ETF Trust

O’Shares Europe Quality Dividend ETF

Schedule of Investments (continued)

March 31, 2022 (unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Tobacco - 1.3%
Swedish Match AB	96,392	$733,123

Trading Companies & Distributors - 1.7%
Bunzl plc	24,855	971,288

TOTAL COMMON STOCKS (COST $58,736,286)		57,156,804
Total Investments - 99.5% (Cost $58,736,286)		57,156,804
Other assets less liabilities - 0.5%		304,128
Net Assets - 100.0%		$57,460,932

*Non-income producing security.

Abbreviations

OYJPublic Limited Company
SCA Limited partnership with share capital

O’Shares Europe Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of March 31, 2022:

Denmark	8.8%
Finland	1.7%
France	17.9%
Germany	11.2%
Netherlands	4.9%
Spain	2.8%
Sweden	9.5%
Switzerland	24.1%
United Kingdom	14.4%
United States	4.2%
Other(1)	0.5%
100.0%

(1)Includes cash and net other assets (liabilities).

OSI ETF Trust

Notes to Quarterly Schedules of Investments

March 31, 2022 (unaudited)

Investment Valuation

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between:

(1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•Level 1 — Quoted prices in active markets for identical assets.

•Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2022 for each Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
O’Shares U.S. Quality Dividend ETF
Investments
Common Stocks*	$825,963,660	$—	$—	$825,963,660
Total Investments	$825,963,660	$—	$—	$825,963,660

O’Shares U.S. Small-Cap Quality Dividend ETF
Investments
Common Stocks*	$161,440,399	$—	$—	$161,440,399
Total Investments	$161,440,399	$—	$—	$161,440,399

O’Shares Global Internet Giants ETF
Investments
Common Stocks*	$324,441,141	$—	$—	$324,441,141
Total Investments	$324,441,141	$—	$—	$324,441,141

O’Shares Europe Quality Dividend ETF
Investments
Common Stocks*	$57,156,804	$—	$—	$57,156,804
Total Investments	$57,156,804	$—	$—	$57,156,804

* See Schedules of Investments for segregation by industry type.